Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities
Net (loss) income	$ (2,230)	$ 17,140	$ 22,251
Adjustments to the profit or loss items:
Depreciation and amortization	5,609	4,897	4,519
Financial expense (income), net	1,189	672	(197)
Cost of share-based payment	529	977	1,163
Taxes on income	345	1,425	730
(Gain) loss from sale of property and equipment		(7)	(2)
Change in employee benefit liabilities, net	45	201	94
Adjustments to the profit or loss items	7,717	8,165	6,307
Changes in asset and liability items:
Decrease(increase) in trade receivables, net	(12,861)	1,332	5,117
Decrease (increase) in other accounts receivables	(1,634)	115	(214)
Decrease (increase) in inventories	(2,373)	1,157	(13,857)
Decrease (increase) in deferred expenses	(6,883)	(3,085)	399
Increase (decrease) in trade payables	7,917	(9,560)	6,259
Increase (decrease) in other accounts payables	(392)	1,736	863
Increase (decrease) in deferred revenues	1,815	1,204	(283)
Total Changes in asset and liability	(14,411)	(7,101)	(1,716)
Cash paid during the year for:
Interest paid	(228)	(209)	(243)
Interest received	375	1,211	1,106
Taxes paid	(42)	(101)	(134)
Cash received (paid) during the year	105	901	729
Net cash (used in) provided by operating activities	(8,819)	19,105	27,571
Cash Flows from Investing Activities
Investment in short term investments, net	39,083	(7,646)	1,727
Purchase of property and equipment and intangible assets	(3,730)	(5,488)	(2,300)
Business combination	(96,403)
Proceeds from sale of property and equipment		7	9
Net cash used in investing activities	(61,050)	(13,127)	(564)
Cash Flows from Financing Activities
Proceeds from exercise of share base payments	19	64	16
Receipt of long-term loans	20,000
Proceeds from issuance of ordinary shares, net		24,895
Repayment of lease liabilities	(1,221)	(1,103)	(1,070)
Repayment of long-term loans	(205)	(492)	(476)
Net cash provided by (used in) financing activities	18,593	23,364	(1,530)
Exchange differences on balances of cash and cash equivalent	(334)	(1,807)	(908)
Increase (decrease) in cash and cash equivalents	(51,610)	27,535	24,569
Cash and cash equivalents at the beginning of the year	70,197	42,662	18,093
Cash and cash equivalents at the end of the year	18,587	70,197	42,662
Significant non-cash transactions
Right-of-use asset recognized with corresponding lease liability	845	539	5,035
Purchase of property and equipment	$ 1,001	$ 722	$ 992